Summary of material accounting policies - Changes in IFRS Accounting Standards and Interpretations	12 Months Ended
Dec. 31, 2024
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Changes in IFRS Accounting Standards and Interpretations

b) Changes in IFRS Accounting Standards and Interpretations

IFRS 18,
Presentation and Disclosure in Financial Statements
In

April

2024,

the

IASB

issued

a

new

standard,

IFRS 18,
Presentation

and

Disclosure

in

Financial

Statements
,

which
replaces IAS 1, Presentation of Financial Statements
. The main changes introduced by IFRS 18 relate

to:
– the structure of income statements;
–
new disclosure requirements for management performance

measures; and
–
enhanced guidance on aggregation and disaggregation

of information on the face of

financial statements and in the
notes thereto.
IFRS 18 is effective

from 1 January

2027 and

will also

apply to comparative

information. UBS

will first

apply these

new
requirements

in

the

Annual

Report

2027

and,

for

interim

reporting,

in

the

first

quarter

2027

interim

report.

UBS

is
assessing the impact of the

new requirements on its reporting but

expects it to be limited.

UBS will evaluate the grouping
of

items

in

the

primary

financial

statements

and

in

the

notes

thereto

based

on

new

principles

of

aggregation

and
disaggregation in IFRS 18.
Amendments to IFRS 9, Financial Instruments , and IFRS 7, Financial Instruments: Disclosures
In

May

2024,

the

IASB

issued

Amendments

to

the

Classification

and

Measurement

of

Financial

Instruments

–
Amendments to IFRS 9 and IFRS 7 (the Amendments).
The Amendments relate to:
–
derecognition of financial liabilities settled through electronic transfer systems;
–
assessment of contractual cash

flow characteristics in classifying

financial assets, including those

with environmental,
social and corporate

governance and similar features,

non-recourse features, and

contractually linked instruments; and
–
disclosure

of

information

about

financial

instruments

with

contingent

features

that

can

change

the

amount

of
contractual cash flows, as well as equity instruments designated at fair value through other comprehensive income.
The

Amendments

are

effective

from

1 January

2026,

with

early

application

permitted

either

for

the

entire

set

of
amendments or for only those

that relate to classification

of financial instruments. UBS

is currently assessing the

impact
of the new requirements on its financial statements.
Other amendments to IFRS Accounting Standards
The IASB has issued

a number of

minor amendments to

IFRS Accounting Standards,

effective from

1 January 2024 and
later.

These amendments do not have or are not expected

to have a significant effect on UBS when they are

adopted.